Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax	Our sources of Income before income taxes were as follows:

	Year Ended December 31,
(in millions)	2016	2015	2014
U.S.	$2,286	$898	$347
Puerto Rico	41	80	66
Income before income taxes	$2,327	$978	$413

Schedule of Components of Income Tax Expense (Benefit)
Income tax expense is summarized as follows:

	Year Ended December 31,
(in millions)	2016	2015	2014
Current tax expense (benefit)
Federal	$(66)	$(30)	$—
State	29	2	6
Puerto Rico	(10)	17	38
Total current tax expense (benefit)	(47)	(11)	44
Deferred tax expense (benefit)
Federal	804	281	79
State	96	(37)	40
Puerto Rico	14	12	3
Total deferred tax expense	914	256	122
Total income tax expense	$867	$245	$166

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the U.S. federal statutory income tax rate and our effective income tax rate is as follows:

	Year Ended December 31,
	2016	2015	2014
Federal statutory income tax rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	4.0	(1.1)	(8.8)
Puerto Rico taxes, net of federal benefit	—	3.3	5.0
Change in valuation allowance	1.0	(3.2)	18.8
Permanent differences	0.6	1.6	1.4
Federal tax credits, net of reserves	(0.5)	(9.5)	(10.6)
Equity-based compensation	(2.2)	—	—
Other, net	(0.6)	(1.0)	(0.6)
Effective income tax rate	37.3%	25.1%	40.2%

Schedule of Deferred Tax Assets and Liabilities
Significant components of deferred income tax assets and liabilities, tax effected, are as follows:

(in millions)	December 31, 2016	December 31, 2015
Deferred tax assets
Loss carryforwards	$1,442	$1,997
Deferred rents	1,153	1,136
Reserves and accruals	1,058	928
Federal and state tax credits	284	349
Debt fair market value adjustment	83	97
Other	430	317
Deferred tax assets, gross	4,450	4,824
Valuation allowance	(573)	(583)
Deferred tax assets, net	3,877	4,241
Deferred tax liabilities
Spectrum licenses	6,952	6,174
Property and equipment	1,732	1,950
Other intangible assets	119	178
Other	12	—
Total deferred tax liabilities	8,815	8,302
Net deferred tax liabilities	$4,938	$4,061

Classified on the balance sheet as:
Deferred tax liabilities	$4,938	$4,061

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits were as follows:

	Year Ended December 31,
(in millions)	2016	2015	2014
Unrecognized tax benefits, beginning of year	$411	$388	$178
Gross decreases to tax positions in prior periods	(5)	(112)	(52)
Gross increases to current period tax positions	4	135	262
Unrecognized tax benefits, end of year	$410	$411	$388